Contingent Liabilities and Commitments - Letters of Credit from Financial Institutions and Respective Credit Limits (Detail) - Dec. 31, 2022 ₩ in Millions, ¥ in Millions, $ in Millions	USD ($)	KRW (₩)	CNY (¥)
CNY [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits | ¥			¥ 1,800
Won [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits		₩ 300,000
Won [member] | Letters Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits		3,186,538
USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits | $	$ 2,020
KEB Hana Bank [member] | CNY [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits		326,592	¥ 1,800
KEB Hana Bank [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	150	190,095
Sumitomo Mitsui Banking Corporation [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	126,730
Industrial Bank of Korea [Member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	200	253,460
Industrial And Commerical Bank Of China [Member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	150	190,095
Shinhan bank [member] | Won [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits		300,000
Shinhan bank [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	270	342,171
KB Kookmin Bank [Member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	400	506,920
MUFG Bank [Member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	150	190,095
Export Import Bank Of Korea [Member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	126,730
Citi Bank of Korea [Member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	126,730
Standard Chartered Bank [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	$ 400	₩ 506,920